Derivative Financial Instruments (Schedule Of Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)) (Details) (Not Designated As Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (17)	¥ 77	¥ (57)
Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	160	(27)	213
Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(94)	80	33
Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(47)	21	(217)
Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(1)	2	(9)
Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	2	(6)	(97)
Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(37)	7	20
Foreign Exchange Gains (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(95)	80	31
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(94)	80	33
Foreign Exchange Gains (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(1)		(2)
Trading Account Profits (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	78	(3)	(88)
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	160	(27)	213
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(47)	21	(217)
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(1)	2	(9)
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	2	(6)	(97)
Trading Account Profits (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (36)	¥ 7	¥ 22